Business Acqusition (Tables)	12 Months Ended
Jun. 30, 2018
Business Acqusition [Abstract]
Schedule of purchase price allocation to assets acquired and liabilities assumed

Amounts
Cash acquired	$268,014
Accounts receivable	325,888
Prepayment and other receivable	67,570
Property and equipment, net	1,875
Intangible – customer relationship, net	339,883
Wages payable and accruals	(86,483)
Tax payables	(16,147)
Other payable and other current liabilities	(259,361)
Deferred tax liability	(65,264)
Non-controlling interests	(290,994)
Goodwill	195,080

Total consideration	$480,061